Significant Accounting Policies - Movements of the allowance for expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance for Doubtful Accounts
Balance at January 1	¥ 305,535		¥ 292,473	¥ 121,003
Provisions/(Reversal)	(16,000)	$ (2,254)	130,549	189,165
Write-offs	(70,334)		(117,487)	(17,695)
Balance at December 31	¥ 219,201		¥ 305,535	¥ 292,473